Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2020
Revenue	$ 40,045	$ 45,458	$ 119,841		$ 84,659	$ 118,317
Cost of revenue:
Cost of revenue exclusive of amortization shown below	4,668	4,830	13,895		7,876	11,085
Amortization	8,614	498	15,896		14,278	19,383
Gross Profit	26,763	40,130	90,050		62,505	87,849
Operating expenses:
Sales and marketing	10,814	16,039	39,003		23,542	34,332
Product development	3,484	3,961	12,817		7,566	11,062
General and administrative	6,365	3,979	18,891		8,105	12,927
Depreciation and amortization	22,459	1,967	28,814		30,037	40,197
Transaction expenses	14,703	1,151	3,332		748	3,776
Total operating expenses	57,825	27,097	102,857		69,998	102,294
Loss from operations	(31,062)	13,033	(12,807)		(7,493)	(14,445)
Other expense, net:
Foreign currency transaction gain			143			(222)
Interest expense, net	(18,204)	(165)	(23,956)		(27,802)	(36,490)
Loss from extinguishment of debt			(9,873)
Total other expense, net	(18,204)	(165)	(33,686)		(27,802)	(36,712)
Net Loss			(46,493)		(35,295)
Less: net loss attributable to Definitive OpCo prior to the Reorganization transactions			(33,343)		(35,295)
Less: Net loss attributable to noncontrolling interests			(5,172)
Net loss attributable to Definitive Healthcare Corp	$ (49,266)	$ 12,868	$ (7,978)		$ (35,295)	$ (51,157)
Net loss per share of Class A Common Stock:
Basic and diluted	$ (0.39)					$ (0.40)
Weighted average Common Stock outstanding:
Basic and diluted	126,794,329		88,263,333	[1]		127,682,376
Common Class A [Member]
Other expense, net:
Less: Net loss attributable to noncontrolling interests			$ (5,172)
Net loss per share of Class A Common Stock:
Basic and diluted			$ (0.09)
Weighted average Common Stock outstanding:
Basic and diluted			88,263,333,000

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from September 15, 2021 through September 30, 2021, which is the period following the initial public offering (“IPO”) and related Reorganization Transactions (as defined in Note 1 to the Unaudited Consolidated Financial Statements). See Note 16 for the number of shares used in the computation of net loss per share of Class A Common Stock and the basis for the computation of net loss per share.